Severance Indemnities And Pension Plans (Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Domestic Subsidiaries) (Detail) (Domestic Subsidiaries, Pension Benefits And SIP [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Level 1 [Member]	Mar. 31, 2013 Level 1 [Member]	Mar. 31, 2014 Level 2 [Member]	Mar. 31, 2013 Level 2 [Member]	Mar. 31, 2014 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2014 Japanese Government Bonds [Member]	Mar. 31, 2013 Japanese Government Bonds [Member]	Mar. 31, 2014 Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2014 Non-Japanese Government Bonds [Member]	Mar. 31, 2013 Non-Japanese Government Bonds [Member]	Mar. 31, 2014 Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2014 Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2013 Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2014 Other Debt Securities [Member]		Mar. 31, 2013 Other Debt Securities [Member]		Mar. 31, 2014 Other Debt Securities [Member] Level 1 [Member]		Mar. 31, 2013 Other Debt Securities [Member] Level 1 [Member]		Mar. 31, 2014 Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2014 Other Debt Securities [Member] Level 3 [Member]		Mar. 31, 2013 Other Debt Securities [Member] Level 3 [Member]		Mar. 31, 2012 Other Debt Securities [Member] Level 3 [Member]	Mar. 31, 2014 Japanese Marketable Equity Securities [Member]		Mar. 31, 2013 Japanese Marketable Equity Securities [Member]		Mar. 31, 2014 Japanese Marketable Equity Securities [Member] Level 1 [Member]		Mar. 31, 2013 Japanese Marketable Equity Securities [Member] Level 1 [Member]		Mar. 31, 2014 Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2013 Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2014 Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2014 Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2013 Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2014 Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2013 Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2012 Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Level 2 [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Level 2 [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2012 Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2013 Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2014 Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2013 Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2014 Japanese Pooled Funds [Member] Japanese Debt Securities [Member]		Mar. 31, 2013 Japanese Pooled Funds [Member] Japanese Debt Securities [Member]		Mar. 31, 2014 Japanese Pooled Funds [Member] Japanese Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Japanese Pooled Funds [Member] Japanese Debt Securities [Member] Level 2 [Member]		Mar. 31, 2014 Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 2 [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 2 [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2012 Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2014 Japanese Pooled Funds [Member] Other [Member] Level 2 [Member]	Mar. 31, 2013 Japanese Pooled Funds [Member] Other [Member] Level 2 [Member]	Mar. 31, 2012 Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2014 Other Investment Funds [Member]	Mar. 31, 2013 Other Investment Funds [Member]	Mar. 31, 2014 Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2013 Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2014 Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2013 Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2012 Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2014 Japanese General Account Of Life Insurance Companies [Member]		Mar. 31, 2013 Japanese General Account Of Life Insurance Companies [Member]		Mar. 31, 2014 Japanese General Account Of Life Insurance Companies [Member] Level 2 [Member]		Mar. 31, 2013 Japanese General Account Of Life Insurance Companies [Member] Level 2 [Member]		Mar. 31, 2014 Other Investments [Member]	Mar. 31, 2013 Other Investments [Member]	Mar. 31, 2014 Other Investments [Member] Level 1 [Member]	Mar. 31, 2013 Other Investments [Member] Level 1 [Member]	Mar. 31, 2014 Other Investments [Member] Level 2 [Member]	Mar. 31, 2013 Other Investments [Member] Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	¥ 2,004,329	¥ 1,920,577	¥ 812,987	¥ 773,666	¥ 1,134,571	¥ 1,085,300	¥ 56,771	¥ 61,611	¥ 55,487	¥ 65,309	¥ 76,763	¥ 65,309	¥ 76,763	¥ 21,840	¥ 16,659	¥ 19,799	¥ 13,898	¥ 2,041	¥ 2,761	¥ 18,304	[1]	¥ 24,802	[1]	¥ 523	[1]	¥ 151	[1]	¥ 11,798	[1]	¥ 18,517	[1]	¥ 5,983	[1]	¥ 6,134	[1]	¥ 5,995	¥ 713,279	[2]	¥ 661,980	[2]	¥ 713,152	[2]	¥ 661,832	[2]	¥ 127	[2]	¥ 148	[2]	¥ 13,288	¥ 19,593	¥ 12,166	¥ 19,386	¥ 1,122	¥ 207	¥ 87	¥ 715,644	¥ 729,104	¥ 708,302	¥ 722,258	¥ 7,342	¥ 6,846	¥ 8,308	¥ 26,792	[2]	¥ 46,175	[2]	¥ 26,792	[2]	¥ 46,175	[2]	¥ 400,132	[1]	¥ 403,006	[1]	¥ 400,132	[1]	¥ 403,006	[1]	¥ 176,710	¥ 190,367	¥ 176,710	¥ 190,367	¥ 98,984	¥ 71,933	¥ 91,642	¥ 65,087	¥ 7,342	¥ 6,846	¥ 5,807	¥ 13,026	¥ 17,623	¥ 13,026	¥ 17,623	¥ 2,501	¥ 175,551	¥ 147,151	¥ 132,105	¥ 98,520	¥ 43,446	¥ 48,631	¥ 41,097	¥ 173,398	[3]	¥ 163,503	[3]	¥ 173,398	[3]	¥ 163,503	[3]	¥ 107,716	¥ 81,022	¥ 2,038	¥ 1,636	¥ 105,678	¥ 79,386
Fair value of debt securities issued by the MUFG Group included in plan assets	401	471
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%	0.02%
Fair value of common stocks issued by the MUFG Group included in plan assets	¥ 7,354	¥ 6,864
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.31%	0.32%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.24%	1.17%

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥471 million (0.02% of plan assets) and ¥401 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥6,864 million (0.32% of plan assets) and ¥7,354 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2012 to March 31, 2013 and 1.24% from April 1, 2013 to March 31, 2014.